Capital stock (Details Narrative) $ in Thousands	3 Months Ended
	Mar. 31, 2025 CAD ($) shares	Mar. 31, 2024 CAD ($) shares
Statement [Line Items]
Compensation expense related to stock options granted | $	$ 36	$ 58
Anti-dilutive stock option excluded from calculation of diluted earnings per share before discontinued operations as exercise price exceeded the share price on TSX Venture Exchange	1,185,000	1,417,700
Stock options exercised	185,000
Miniimums [member]
Statement [Line Items]
Stock options term	5 years
Maxiimums [member]
Statement [Line Items]
Common shares reserved for issuance	2,934,403
Stock options term	10 years